Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

6. Taxation

6A. Income tax

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity or Invested Capital. See Note 1 for further detail on the estimation of the tax charge for the purposes of the comparatives.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.

Total tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.

The Group is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions take into account the circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. Provisions are estimated based on one of two methods, the expected value method (the sum of the probability weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

Amounts recognised in profit or loss
In millions of €	2025	2024	2023
Current tax
Current year	197	168	220
(Over)/under provided in prior years	(21)	(31)	22
	176	137	242
Deferred tax
Origination and reversal of temporary differences	(39)	15	(38)
Changes in tax rates	3	—	(1)
Movement on unrecognised deferred tax	—	—	—
	(36)	15	(39)
Total	140	152	203

The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Group companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate (%)	2025	2024	2023
Computed rate of tax (a)	25.2%	25.1%	25.2%
Differences between computed rate of tax and effective tax rate due to:
- Incentive tax credits	(2.9)%	(2.3)%	(2.7)%
- Expenses not deductible for tax purposes	6.6%	0.8%	2.1%
- Impact of withholding tax	0.9%	1.2%	1.0%
- Income tax reserve adjustments – current and prior year	0.3%	—	1.6%
- Transfer to / (from) unrecognised deferred tax assets	2.5%	—	—%
- Other (b)	(1.3)%	(4.5)%	1.2%
Effective tax rate	31.3%	20.3%	28.4%

(a)	The computed tax rate used is the average of the standard rate of tax applicable in the countries in which the Group operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)	Other includes the impact of audit settlements and prior year true ups, as well as the impact of hyperinflation related to Türkiye.

The Group’s tax rate is reduced by incentive tax credits that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as irrecoverable VAT on separation and some interest costs.

The Group’s future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation and still to be determined tax reform proposals in the EU and the continuing OECD international tax reform work, as well as the impact of acquisitions, disposals and the future legal structure of the Group.

Pillar II legislation applies to the Group for 2025. No Pillar II top-up tax has been accrued because the amount is not material.

6B. Deferred tax

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:

●	goodwill not deductible for tax purposes;
●	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit;
●	differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.

The Group has applied the exemption to not recognise or disclose any deferred tax related to Pillar II income taxes.

A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority.

The table below summarises the deferred tax position determined after appropriate jurisdictional offsetting as is presented in the consolidated balance sheet at each balance sheet date:

Deferred tax
In millions of €	31 Dec 2025	31 Dec 2024
Deferred tax asset	520	130
Deferred tax liability	(206)	(298)
Net deferred tax asset / (liability)	314	(168)

2025 deferred tax assets and liabilities have been calculated with jurisdictional netting applied to individual deferred tax assets and deferred tax liabilities within jurisdictions.

The movements in the deferred tax position are analysed below.

Movements in 2025	As at	Income		As at
In millions of €	1 January	statement	Other (a)	31 December
Pensions and similar obligations	58	11	(111)	(42)
Provisions	32	16	(30)	18
Goodwill and intangible assets	(191)	(54)	452	207
Accelerated tax depreciation	(111)	(21)	64	(68)
Tax losses	52	79	(5)	126
Other	(10)	0	68	58
Lease liability	37	(2)	(34)	1
Right of use asset	(35)	5	33	3
Fair value gains	—	—	9	9
Share-based payments	—	2	—	2
Total	(168)	36	446	314

(a)	Other includes the movements of assets and liabilities recognised in equity and OCI, including any foreign currency translation differences, acquisitions and disposals

Movements in 2024	As at	Income		As at
In millions of €	1 January	statement	Other (a)	31 December
Pensions and similar obligations	66	(2)	(6)	58
Provisions	33	—	(1)	32
Goodwill and intangible assets	(175)	(8)	(8)	(191)
Accelerated tax depreciation	(120)	14	(5)	(111)
Tax losses	79	(18)	(9)	52
Other	8	(1)	(17)	(10)
Lease liability	42	(5)	—	37
Right of use asset	(39)	5	(1)	(35)
Fair value gains	—	—	—	—
Share-based payments	—	—	—	—
Total	(106)	(15)	(47)	(168)

(a)	Other includes the movements of assets and liabilities recognised in equity and OCI, including any foreign currency translation differences, acquisitions and disposals.

Following the Separation, the Group recognised a net deferred tax asset of €398 million arising on transfers of assets and liabilities which includes a deferred tax asset of €432 million on goodwill and intangible assets as a result of local tax base adjustments and is subject to completion of the purchase price allocation exercise in certain jurisdictions, which will take place during 2026. The deferred tax asset on goodwill and intangible assets is expected to reverse over the next 5 to 15 years depending on the jurisdiction.

At the balance sheet date, the Group had unused tax losses of €476 million (2024: €156 million) available for offset against future taxable profits. Losses increased due to amortisation of tax deductible goodwill and establishment costs incurred in 2025. Of these losses, €1 million expire within one year, €4 million expire in 1 to 3 years, €78 million expire in 4 to 5 years, €9 million expire in more than 5 years, and €384 million (2024:€156 million) have no expiry date. Deferred tax assets have not been recognised in respect of unused tax losses of €39 million, as it is not probable that there will be future taxable profits in those entities against which the tax losses may be utilised.

Where deferred tax assets have been recognised in respect of losses, the evidence considered includes the reason for the loss, and the availability of future taxable profits against which the loss may be utilised. Profit forecasts used are consistent with those used in other areas of the business. At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €37 million. No liability has been recognised in respect of these because the Group is in a position to control the timing of reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.

Prior to the Separation, the Group was not a separate legal group and has not previously prepared standalone financial statements. It was not possible to prepare or disclose an analysis of deferred tax attributable to various components of Invested Capital. The net liabilities of the Group were represented by the cumulative investment of Unilever in the Group and disclosed as Invested Capital. Therefore, there were no deferred tax liabilities recognised in respect of the aggregate amount of temporary differences associated with undistributed Group earnings in 2024.

The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

Deferred tax assets and liabilities
In millions of €	Assets	Liabilities	Total
After jurisdictional netting	2025	2025	2025
Pensions and similar obligations	(43)	1	(42)
Provisions	14	4	18
Goodwill and Intangible assets	350	(143)	207
Accelerated tax depreciation	10	(78)	(68)
Tax losses	126	—	126
Other	51	7	58
Lease liability	1	—	1
Right use of asset	—	3	3
Fair value gains	9	—	9
Share-based payments	2	—	2
Total	520	(206)	314
Of which deferred tax to be recovered/(settled) after more than 12 months	459	(205)	254

2025 deferred tax assets and liabilities have been calculated with jurisdictional netting applied to individual deferred tax assets and deferred tax liabilities within jurisdictions.

Deferred tax assets and liabilities
In millions of €	Assets	Liabilities	Total
Before jurisdictional netting	2024	2024	2024
Pensions and similar obligations	59	(1)	58
Provisions	32	—	32
Goodwill and Intangible assets	8	(199)	(191)
Accelerated tax depreciation	11	(122)	(111)
Tax losses	52	—	52
Other	10	(20)	(10)
Lease liability	37	—	37
Right use of asset	—	(35)	(35)
Fair value gains	—	—	—
Share-based payments	—	—	—
Total	209	(377)	(168)
Effect of jurisdictional netting	(79)	79	—
Total after jurisdictional netting	130	(298)	(168)
Of which deferred tax to be recovered/(settled) after more than 12 months	79	(276)	(197)

2024 deferred tax assets and liabilities were calculated before applying jurisdictional netting, with netting being applied to total deferred tax assets and deferred tax liabilities at a jurisdiction level.

6C. Tax on other comprehensive income

Income tax is recognised in other comprehensive income for items recognised directly in Shareholders’ Equity.

Tax effects directly recognised in other comprehensive income were as follows:

	2025			2024
		Tax			Tax
	Before	(charge)/	After	Before	(charge)/	After
In millions of €	tax	credit	tax	tax	credit	tax
Cash flow hedges	(104)	23	(81)	106	(18)	88
Remeasurements of defined benefit pension plans	63	(17)	46	45	(7)	38
Currency retranslation gains/(losses)	(238)	—	(238)	137	—	137
Total	(279)	6	(273)	288	(25)	263